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                                                  SEC USE ONLY

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2006

               (Please read instructions before preparing form.)

If amended report check here: [_]

                               Stephen W. Kidder
                   Name of Institutional Investment Manager

   Hemenway & Barnes         60 State Street       Boston,      MA      02109
    Business Address             (Street)          (City)     (State)   (Zip)

                                (617) 227-7940
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2006.


                                                  Stephen W. Kidder
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  /s/ Stephen W. Kidder
                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                             13F File No.:
-----                                                             -------------
1. Brian C. Broderick............................................   28-11136
2. Michael B. Elefante...........................................   28-06281
3. Timothy F. Fidgeon............................................   28-06169
4. Roy A. Hammer.................................................   28-5798
5. Michael J. Puzo...............................................   28-06165
6. Kurt F. Somerville............................................   28-10379
7.
8.
9.
10.

* Refers to manager number on attached detail in Item 7.

                                                                        Page 1
AS OF: JUNE 30, 2006       FORM 13F      SEC FILE # STEPHEN W. KIDDER/28-11134

                                                       ITEM 5:                           ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ------- --------- ----------- -------- ---- ------ ----
ABBOTT LABS           COMMON STOCK  002824100  367196    8420       xx                      8420
AMAZON NOTE CONV      CONV.
SUB DEB               CORPORATE
                      BONDS         023135AF3  651950  680000       xx                    680000
AMGEN INC.            COMMON STOCK  031162100  921700   14130       xx                     14130
ANALOG DEVICES, INC.  COMMON STOCK  032654105  295688    9200       xx                      9200
APTARGROUP INC.       COMMON STOCK  038336103  424166    8550       xx                      8550
AUTOMATIC DATA
PROCESSING            COMMON STOCK  053015103  660750   14570       xx                     14570
BP PLC ADR            COMMON STOCK  055622104 1053130   15129       xx                     15129
BEA SYSTEMS INC.      CORPORATE
                      BONDS         073325AD4  652575  660000       xx                    660000
CANADIAN NATIONAL
RAILWAY CO.           COMMON STOCK  136375102  733906   16775       xx                     16775
CATERPILLAR INC.      COMMON STOCK  149123101  595840    8000       xx                      8000
E I DU PONT DE
NEMOURS & CO.         COMMON STOCK  263534109  279968    6730       xx                      6730
E M C CORP.           COMMON STOCK  268648102  278144   25355       xx                     25355
EMERSON ELECTRIC CO.  COMMON STOCK  291011104  523813    6250       xx                      6250
ENCANA CORP.          COMMON STOCK  292505104  839871   15955       xx                     15955
EXXON MOBIL CORP.     COMMON STOCK  30231G102 1854549   30229       xx                     30229
GENERAL ELECTRIC CO.  COMMON STOCK  369604103 2144608   65067       xx                     65067
HEWLETT PACKARD CO.   COMMON STOCK  428236103  313632    9900       xx                      9900

                                                                        Page 2
AS OF: JUNE 30, 2006       FORM 13F      SEC FILE # STEPHEN W. KIDDER/28-11134

                                                       ITEM 5:                           ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ------- --------- ----------- -------- ---- ------ ----
INTEL CORPORATION     COMMON STOCK  458140100 1416165   74535       xx                    74535
JOHNSON & JOHNSON     COMMON STOCK  478160104 1547734   25830       xx                    25830
LINCOLN NATL CORP
IND                   COMMON STOCK  534187109  650471   11525       xx                    11525
MERCK & CO INC.       COMMON STOCK  589331107  724957   19900       xx                    19900
MICROSOFT CORP.       COMMON STOCK  594918104  590888   25360       xx                    25360
NOKIA CORP ADR A      COMMON STOCK  654902204  378356   18675       xx                    18675
NORTEL NETWORKS CORP  COMMON STOCK  656568102   25536   11400       xx                    11400
PEPSICO INC.          COMMON STOCK  713448108  267178    4450       xx                     4450
PFIZER INC.           COMMON STOCK  717081103  213577    9100       xx                     9100
PROCTER & GAMBLE CO.  COMMON STOCK  742718109 1399841   25177       xx                    25177
ROCKWELL AUTOMATION
INC                   COMMON STOCK  773903109  302442    4200       xx                     4200
ROCKWELL COLLINS
INC.                  COMMON STOCK  774341101  234654    4200       xx                     4200
SCHLUMBERGER LTD      COMMON STOCK  806857108  214082    3288       xx                     3288
TARGET CORP           COMMON STOCK  87612E106  209652    4290       xx                     4290
3 M COMPANY           COMMON STOCK  88579Y101  941778   11660       xx                    11660
UNION PACIFIC CORP    COMMON STOCK  907818108  223104    2400       xx                     2400
UNITED NATURAL
FOODS INC.            COMMON STOCK  911163103  212979    6450       xx                     6450

                                                                        Page 3
AS OF: JUNE 30, 2006       FORM 13F      SEC FILE # STEPHEN W. KIDDER/28-11134

                                                          ITEM 5:                           ITEM 8:
                                               ITEM 4:    SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:    FAIR        OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP    MARKET    PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ---------- --------- ----------- -------- ---- ------ ----
WYETH                 COMMON STOCK  983024100     390808   8800        xx                     8800
ZIMMER HOLDINGS INC   COMMON STOCK  98956P102     203058   3580        xx                     3580
TOTAL:                                        22,738,746